Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy
March 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.45%
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.82% (SOFR + 1.50%) 10/25/43 #, •	1,537,708	$ 1,544,374
Fannie Mae REMICs
Series 2015-18 NS 0.685% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, •	929,796	94,942
Series 2015-37 SB 0.185% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, •	1,888,547	153,286
Series 2016-48 US 0.665% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, •	2,076,399	137,601
Series 2017-33 AI 4.50% 5/25/47 Σ	877,143	122,648
Series 2019-13 IP 5.00% 3/25/49 Σ	617,413	121,053
Series 4740 SB 0.717% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, •	960,625	96,775

Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 7.17% (SOFR + 1.85%) 11/25/43 #, •	392,743	397,287
Total Agency Collateralized Mortgage Obligations (cost $3,320,107)		2,667,966

Agency Commercial Mortgage-Backed Securities — 0.76%
Fannie Mae Series 2017-M2 A2 2.825% 2/25/27 •	1,196,048	1,137,155
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103 X1 0.638% 11/25/29 ♦, •	2,012,505	59,472
Series K115 X1 1.323% 6/25/30 ♦, •	1,785,003	116,304
FREMF Mortgage Trust
Series 2016-K60 B 144A 3.542% 12/25/49 #, •	2,751,000	2,621,609
Series 2018-K73 B 144A 3.854% 2/25/51 #, •	600,000	567,044
Total Agency Commercial Mortgage-Backed Securities (cost $5,006,258)		4,501,584

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities — 9.44%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	841,832	$ 751,437
2.50% 4/1/36	1,722,708	1,579,574
3.00% 11/1/33	293,467	277,103
5.50% 10/1/38	539,169	543,391
Fannie Mae S.F. 30 yr
2.00% 3/1/51	2,532,099	2,011,471
2.00% 5/1/51	3,157,462	2,499,562
2.50% 8/1/50	486,815	411,045
2.50% 2/1/52	824,194	685,753
3.00% 8/1/50	672,248	587,021
3.00% 12/1/51	905,860	787,980
3.00% 2/1/52	1,981,199	1,717,457
3.00% 6/1/52	821,499	712,291
3.50% 1/1/48	278,297	254,588
3.50% 6/1/52	5,700,553	5,104,785
3.50% 9/1/52	1,346,000	1,215,051
4.00% 3/1/47	1,689,563	1,599,268
4.00% 5/1/51	88,602	83,424
4.50% 9/1/52	1,096,407	1,044,539
4.50% 10/1/52	1,843,471	1,755,408
4.50% 2/1/53	3,175,456	3,023,761
5.00% 8/1/53	767,201	753,100
5.50% 10/1/52	1,193,015	1,189,727
5.50% 11/1/52	834,146	836,742
5.50% 3/1/53	1,566,083	1,558,876
5.50% 7/1/53	152,006	151,239
6.00% 12/1/52	1,176,096	1,189,943
6.00% 6/1/53	124,909	126,038
6.00% 7/1/53	402,594	414,430

Fannie Mae S.F. 30 yr TBA 5.50% 4/1/54	1,027,000	1,021,902
Freddie Mac S.F. 20 yr
2.00% 8/1/42	1,315,455	1,111,100
2.50% 2/1/42	850,197	738,068
3.00% 3/1/37	665,977	611,311
Freddie Mac S.F. 30 yr
2.50% 11/1/51	3,399,664	2,862,985
2.50% 12/1/51	457,865	384,575
2.50% 1/1/52	1,393,197	1,159,127
3.00% 1/1/52	2,026,530	1,744,225
4.00% 8/1/52	893,924	832,931
4.00% 9/1/52	1,227,293	1,140,255
4.50% 7/1/52	107,761	102,713
4.50% 9/1/52	1,457,757	1,388,702
4.50% 10/1/52	1,398,285	1,331,489
5.00% 9/1/52	972,479	957,178
5.00% 6/1/53	2,418,098	2,359,092
5.50% 9/1/52	955,159	955,294
5.50% 11/1/52	722,031	722,562
5.50% 3/1/53	353,115	354,494
NQ- IV090 [0324] 0524 (3566327)    1

Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 6/1/53	442,446	$ 440,216
5.50% 9/1/53	722,914	724,062
GNMA II S.F. 30 yr
3.00% 12/20/51	469,526	414,220
3.00% 1/20/52	433,308	382,094
5.00% 9/20/52	665,330	654,278
5.50% 2/20/54	460,926	463,179
6.00% 2/20/54	435,202	439,263
Total Agency Mortgage-Backed Securities (cost $57,484,995)		56,160,319

Corporate Bonds — 8.88%
Banking — 2.25%
Banco Santander 5.538% 3/14/30 μ	200,000	200,052
Bank of America
4.375% 1/27/27 μ, ψ	45,000	42,297
5.468% 1/23/35 μ	230,000	231,586
5.819% 9/15/29 μ	344,000	352,844
6.204% 11/10/28 μ	380,000	393,271

Barclays 7.385% 11/2/28 μ	200,000	212,185
Citibank 5.488% 12/4/26	320,000	323,503
Citizens Bank 6.064% 10/24/25 μ	750,000	747,104
Credit Agricole
144A 5.365% 3/11/34 #	255,000	255,870
144A 6.316% 10/3/29 #, μ	430,000	446,009
Deutsche Bank
3.729% 1/14/32 μ	248,000	209,050
6.72% 1/18/29 μ	200,000	206,956
6.819% 11/20/29 μ	335,000	350,401
7.146% 7/13/27 μ	150,000	154,209

Fifth Third Bancorp 6.361% 10/27/28 μ	627,000	641,902
Fifth Third Bank 5.852% 10/27/25 μ	250,000	249,833
Goldman Sachs Group
1.542% 9/10/27 μ	570,000	520,979
6.484% 10/24/29 μ	235,000	247,324

Huntington Bancshares 6.208% 8/21/29 μ	230,000	235,553
Huntington National Bank
4.552% 5/17/28 μ	255,000	247,350
5.65% 1/10/30	250,000	251,514

ING Groep 6.083% 9/11/27 μ	200,000	202,541
JPMorgan Chase & Co.
1.953% 2/4/32 μ	165,000	134,493
5.012% 1/23/30 μ	170,000	169,374
5.336% 1/23/35 μ	255,000	256,093
6.254% 10/23/34 μ	88,000	94,059
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
KeyBank
4.15% 8/8/25	470,000	$ 457,016
5.85% 11/15/27	80,000	79,380

KeyCorp 6.401% 3/6/35 μ	130,000	132,837
Morgan Stanley
2.484% 9/16/36 μ	1,470,000	1,163,264
5.173% 1/16/30 μ	140,000	140,163
5.25% 4/21/34 μ	67,000	66,500
5.466% 1/18/35 μ	780,000	787,268
6.138% 10/16/26 μ	135,000	136,589
6.296% 10/18/28 μ	224,000	231,826
6.407% 11/1/29 μ	85,000	89,165
6.627% 11/1/34 μ	210,000	229,879
PNC Financial Services Group
5.676% 1/22/35 μ	145,000	146,386
6.875% 10/20/34 μ	245,000	268,422

Popular 7.25% 3/13/28	130,000	133,312
State Street 4.993% 3/18/27	215,000	215,480
SVB Financial Group 4.57% 4/29/33 ‡	387,000	245,503
US Bancorp
2.491% 11/3/36 μ	1,245,000	980,257
4.653% 2/1/29 μ	167,000	163,752
5.384% 1/23/30 μ	65,000	65,304
5.678% 1/23/35 μ	145,000	146,472
5.727% 10/21/26 μ	37,000	37,211
6.787% 10/26/27 μ	95,000	98,400
		13,390,738
Basic Industry — 0.28%
BHP Billiton Finance USA 5.25% 9/8/30	52,000	52,907
Celanese US Holdings 6.05% 3/15/25	109,000	109,237
Freeport-McMoRan 5.45% 3/15/43	85,000	81,450
LYB International Finance III
3.625% 4/1/51	165,000	116,994
5.50% 3/1/34	290,000	290,653

Sherwin-Williams 2.90% 3/15/52	710,000	462,884
Suzano Austria 2.50% 9/15/28	600,000	529,989
		1,644,114
Brokerage — 0.16%
Jefferies Financial Group
2.625% 10/15/31	630,000	519,362
5.875% 7/21/28	213,000	216,951
6.05% 3/12/25	205,000	205,230
		941,543
Capital Goods — 0.18%
Boeing 2.196% 2/4/26	385,000	360,601

2    NQ- IV090 [0324] 0524 (3566327)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Northrop Grumman 5.20% 6/1/54	265,000	$ 258,295
Standard Industries 144A 4.375% 7/15/30 #	483,000	434,333
		1,053,229
Communications — 0.99%
American Tower
2.30% 9/15/31	575,000	469,633
5.20% 2/15/29	130,000	130,001
5.45% 2/15/34	115,000	115,231

AT&T 3.65% 6/1/51	1,263,000	928,050
Charter Communications Operating 3.85% 4/1/61	1,625,000	965,250
Comcast 1.50% 2/15/31	2,000,000	1,615,614
Crown Castle 1.05% 7/15/26	415,000	377,407
Frontier Communications Holdings 144A 5.00% 5/1/28 #	210,000	195,077
Rogers Communications
5.00% 2/15/29	245,000	243,401
5.30% 2/15/34	270,000	267,693

Sprint Capital 6.875% 11/15/28	255,000	271,940
T-Mobile USA 5.75% 1/15/34	95,000	98,983
Verizon Communications
2.875% 11/20/50	135,000	88,250
5.50% 2/23/54	100,000	101,153
		5,867,683
Consumer Cyclical — 0.59%
Alibaba Group Holding 2.125% 2/9/31	500,000	415,721
Amazon.com
1.50% 6/3/30	4,000	3,340
2.50% 6/3/50	753,000	481,030

Aptiv 3.10% 12/1/51	400,000	252,528
Carnival 144A 4.00% 8/1/28 #	285,000	265,668
Ford Motor Credit
5.80% 3/5/27	200,000	200,825
5.80% 3/8/29	200,000	200,889
6.95% 6/10/26	200,000	204,402
General Motors
5.40% 4/1/48	170,000	156,083
5.95% 4/1/49	57,000	56,257

General Motors Financial 5.75% 2/8/31	75,000	75,839
Home Depot 1.875% 9/15/31	1,000,000	816,981
VICI Properties 4.95% 2/15/30	370,000	358,082
		3,487,645
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical — 0.73%
AbbVie
3.20% 11/21/29	2,000,000	$ 1,843,461
4.95% 3/15/31	250,000	251,909
5.35% 3/15/44	95,000	96,931
Amgen
5.15% 3/2/28	115,000	115,793
5.25% 3/2/30	110,000	111,713
5.25% 3/2/33	423,000	426,750

Cardinal Health 5.125% 2/15/29	215,000	215,513
HCA
3.50% 7/15/51	139,000	96,093
5.45% 4/1/31	125,000	125,695
6.00% 4/1/54	175,000	177,777

Nestle Holdings 144A 1.875% 9/14/31 #	1,000,000	828,563
Zoetis 5.40% 11/14/25	65,000	65,107
		4,355,305
Electric — 1.06%
AEP Texas 5.40% 6/1/33	75,000	74,881
Appalachian Power 4.50% 8/1/32	350,000	328,576
Berkshire Hathaway Energy 2.85% 5/15/51	160,000	103,157
Constellation Energy Generation 5.75% 3/15/54	220,000	220,525
DTE Energy 5.10% 3/1/29	185,000	184,338
Duke Energy Carolinas 4.95% 1/15/33	150,000	149,286
Exelon 5.30% 3/15/33	95,000	95,337
Fells Point Funding Trust 144A 3.046% 1/31/27 #	385,000	361,326
National Rural Utilities Cooperative Finance 5.80% 1/15/33	30,000	31,232
Nevada Power 5.90% 5/1/53	260,000	271,299
NextEra Energy Capital Holdings
3.00% 1/15/52	170,000	110,034
5.55% 3/15/54	205,000	203,818
5.749% 9/1/25	445,000	447,058

Oglethorpe Power 144A 6.20% 12/1/53 #	45,000	47,347
Pacific Gas & Electric 3.00% 6/15/28	1,154,000	1,054,551
PacifiCorp
5.10% 2/15/29	45,000	45,359
5.45% 2/15/34	80,000	80,298
5.80% 1/15/55	75,000	74,032

Southern 5.70% 10/15/32	205,000	211,522

NQ- IV090 [0324] 0524 (3566327)    3

Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Southern California Edison 5.20% 6/1/34	175,000	$ 173,325
Virginia Electric and Power 2.45% 12/15/50	2,500,000	1,470,474
Vistra Operations
144A 5.125% 5/13/25 #	384,000	380,968
144A 6.95% 10/15/33 #	200,000	213,657
		6,332,400
Energy — 0.74%
BP Capital Markets America
2.721% 1/12/32	215,000	185,328
2.939% 6/4/51	555,000	370,829
4.812% 2/13/33	105,000	103,680

Cheniere Energy Partners 4.50% 10/1/29	240,000	228,654
ConocoPhillips 5.05% 9/15/33	445,000	449,316
Diamondback Energy 4.25% 3/15/52	245,000	198,557
Enbridge 6.70% 11/15/53	105,000	118,771
Energy Transfer
5.95% 5/15/54	145,000	144,793
6.10% 12/1/28	350,000	363,160
Enterprise Products Operating
3.30% 2/15/53	615,000	436,986
5.35% 1/31/33	45,000	45,956

Galaxy Pipeline Assets Bidco 144A 2.625% 3/31/36 #	500,000	407,666
Kinder Morgan 5.00% 2/1/29	70,000	69,756
Occidental Petroleum 6.125% 1/1/31	270,000	279,874
ONEOK
5.65% 11/1/28	70,000	71,594
5.80% 11/1/30	95,000	97,945
6.05% 9/1/33	64,000	66,780

Targa Resources Partners 5.00% 1/15/28	770,000	759,547
		4,399,192
Finance Companies — 0.60%
AerCap Ireland Capital DAC 2.45% 10/29/26	2,500,000	2,322,525
Air Lease
4.125% 12/15/26 μ, ψ	605,000	525,667
4.625% 10/1/28	153,000	148,990
5.10% 3/1/29	111,000	110,352

Aviation Capital Group 144A 3.50% 11/1/27 #	495,000	460,926
		3,568,460
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance — 0.54%
American International Group 5.125% 3/27/33	260,000	$ 258,723
Aon 5.00% 9/12/32	635,000	629,736
Aon North America
5.30% 3/1/31	295,000	297,412
5.75% 3/1/54	50,000	51,307
Athene Holding
3.45% 5/15/52	385,000	252,976
3.95% 5/25/51	175,000	128,751
6.25% 4/1/54	105,000	106,689

New York Life Global Funding 144A 5.45% 9/18/26 #	260,000	262,215
UnitedHealth Group
4.50% 4/15/33	888,000	859,865
4.90% 4/15/31	195,000	195,177
5.375% 4/15/54	185,000	188,295
		3,231,146
Natural Gas — 0.06%
Atmos Energy
2.85% 2/15/52	150,000	97,871
5.75% 10/15/52	270,000	286,522
		384,393
Real Estate Investment Trusts — 0.10%
American Homes 4 Rent
3.625% 4/15/32	85,000	74,776
5.50% 2/1/34	190,000	189,500

Extra Space Storage 5.40% 2/1/34	310,000	308,753
		573,029
Technology — 0.53%
Apple
1.40% 8/5/28	155,000	136,298
2.40% 8/20/50	878,000	554,990
2.65% 2/8/51	2,000,000	1,318,093
2.70% 8/5/51	150,000	99,375

Autodesk 2.40% 12/15/31	165,000	138,261
CDW 3.276% 12/1/28	555,000	506,890
Entegris 144A 4.75% 4/15/29 #	150,000	143,919
Oracle
3.60% 4/1/50	286,000	206,792
4.65% 5/6/30	70,000	68,669
		3,173,287
Transportation — 0.07%
Burlington Northern Santa Fe 2.875% 6/15/52	330,000	216,398

4    NQ- IV090 [0324] 0524 (3566327)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
ERAC USA Finance
144A 4.90% 5/1/33 #	105,000	$ 102,987
144A 5.00% 2/15/29 #	95,000	95,214
		414,599
Total Corporate Bonds (cost $57,092,072)		52,816,763

Government Agency Obligations — 0.13%
Aeropuerto Internacional de Tocumen 144A 4.00% 8/11/41 #	500,000	367,792
Comision Federal de Electricidad 144A 3.875% 7/26/33 #	500,000	408,800
Total Government Agency Obligations (cost $1,000,000)		776,592

Non-Agency Asset-Backed Securities — 0.50%
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	1,003,973
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,004,174
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	1,000,000	1,001,467
Total Non-Agency Asset-Backed Securities (cost $2,999,723)		3,009,614

Non-Agency Collateralized Mortgage Obligations — 0.19%
PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, •	1,192,211	1,140,610
Total Non-Agency Collateralized Mortgage Obligations (cost $1,138,156)		1,140,610

Non-Agency Commercial Mortgage-Backed Securities — 1.92%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	1,465,000	1,293,640
Series 2020-BN25 A5 2.649% 1/15/63	1,000,000	871,362

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,000,000	842,398
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	2,000,000	1,625,686
Series 2021-B24 A5 2.584% 3/15/54	2,000,000	1,661,633
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2021-B25 A5 2.577% 4/15/54	2,000,000	$ 1,633,331

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	2,000,000	1,779,256
GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,000,000	1,703,545
Total Non-Agency Commercial Mortgage-Backed Securities (cost $11,619,956)		11,410,851

Sovereign Bonds — 0.14%
Mexico — 0.07%
Mexico Government International Bond 5.00% 4/27/51	500,000	421,904
		421,904
Peru — 0.07%
Peruvian Government International Bond 3.00% 1/15/34	500,000	410,750
		410,750
Total Sovereign Bonds (cost $1,076,477)		832,654

US Treasury Obligations — 8.43%
US Treasury Bonds
2.375% 2/15/42	6,220,000	4,628,312
3.00% 2/15/49	560,000	436,789
3.875% 2/15/43	1,595,000	1,474,939
4.25% 2/15/54	225,000	221,326
4.375% 2/15/38	3,240,000	3,306,192
4.50% 2/15/44	285,000	286,648
4.75% 11/15/43	20,000	20,753

US Treasury Floating Rate Note 5.545% (USBMMY3M + 0.25%) 1/31/26 •	15,515,000	15,532,484
US Treasury Notes
4.00% 2/15/34	430,000	422,945
4.25% 3/15/27	745,000	741,624
4.25% 2/28/29	6,870,000	6,880,198
4.50% 9/30/28	6,395,000	6,487,928
4.50% 11/15/33	8,285,000	8,470,766
5.00% 9/30/25	1,280,000	1,283,300
Total US Treasury Obligations (cost $51,510,225)		50,194,204

NQ- IV090 [0324] 0524 (3566327)    5

Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy   (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 60.50%
Communication Services — 6.00%
Alphabet Class A †	88,591	$ 13,371,040
Deutsche Telekom	246,946	5,994,398
Meta Platforms Class A	11,374	5,522,987
Netflix †	8,949	5,434,996
Pinterest Class A †	98,933	3,430,007
Sea ADR †	35,625	1,913,419
		35,666,847
Consumer Discretionary — 6.09%
Amazon.com †	67,390	12,155,808
Darden Restaurants	32,437	5,421,845
DraftKings Class A †	41,170	1,869,530
Ferrari	13,403	5,841,770
Home Depot	14,019	5,377,688
LVMH Moet Hennessy Louis Vuitton	6,173	5,552,226
Media Group Holdings Series H =, †	31,963	27,664
Media Group Holdings Series T <<, =, =, †	4,006	0
		36,246,531
Consumer Staples — 4.32%
Asahi Group Holdings	102,400	3,750,202
Casey's General Stores	18,671	5,945,780
China Mengniu Dairy	2,153,313	4,621,965
Coca-Cola	86,003	5,261,664
COTA Series B <<, =, †	73	0
Procter & Gamble	37,836	6,138,891
		25,718,502
Energy — 2.73%
Canadian Natural Resources	63,623	4,855,707
ConocoPhillips	41,355	5,263,665
Schlumberger	56,228	3,081,857
Shell	90,364	3,017,778
		16,219,007
Financials — 9.84%
Adyen 144A #, †	2,866	4,848,231
Aon Class A	12,501	4,171,834
Banco do Brasil	459,711	5,195,282
Blue Owl Capital	238,701	4,501,901
BNP Paribas	81,722	5,806,598
Discover Financial Services	34,402	4,509,758
ICICI Bank	500,180	6,556,720
Intercontinental Exchange	37,426	5,143,455
KB Financial Group	75,497	3,942,388
Mastercard Class A	17,955	8,646,589
Mitsubishi UFJ Financial Group	516,200	5,234,291
		58,557,047
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare — 6.89%
AstraZeneca	38,038	$ 5,126,472
Biogen †	6,936	1,495,610
Danaher	17,638	4,404,561
Eli Lilly & Co.	10,623	8,264,269
Genmab †	17,110	5,130,068
Thermo Fisher Scientific	7,512	4,366,049
UnitedHealth Group	11,701	5,788,485
Vertex Pharmaceuticals †	15,403	6,438,608
		41,014,122
Industrials — 7.46%
Airbus	44,236	8,147,443
CSX	142,268	5,273,875
Grupo Aeromexico =, †	0	0
Howmet Aerospace	94,531	6,468,756
Ingersoll Rand	67,369	6,396,686
ITOCHU	98,400	4,201,728
Siemens	23,172	4,423,843
Thales	29,743	5,071,546
Vinci	34,383	4,405,295
		44,389,172
Information Technology — 15.37%
Apple	52,345	8,976,121
Intuit	9,864	6,411,600
KLA	11,519	8,046,828
Lam Research	5,611	5,451,479
Microchip Technology	68,469	6,142,354
Microsoft	49,284	20,734,764
NVIDIA	13,625	12,311,005
Salesforce	30,009	9,038,111
Synopsys †	6,770	3,869,055
Taiwan Semiconductor Manufacturing	435,450	10,463,263
		91,444,580
Materials — 0.76%
Mondi	256,863	4,524,206
		4,524,206
Utilities — 1.04%
NTPC	1,527,861	6,151,563
		6,151,563
Total Common Stocks (cost $304,974,966)		359,931,577

Preferred Stock — 0.44%
Petroleo Brasileiro 8.44% ω	352,780	2,637,726
Total Preferred Stock (cost $2,143,722)		2,637,726

6    NQ- IV090 [0324] 0524 (3566327)

(Unaudited)
	Number of shares	Value (US $)

Exchange-Traded Funds — 3.17%
iShares Core U.S. Aggregate Bond ETF	93,148	$ 9,122,915
Vanguard Russell 2000 ETF	114,373	9,728,567
Total Exchange-Traded Funds (cost $18,009,498)		18,851,482
	Troy Ounces
Bullion — 3.98%
Gold	10,663	23,685,335
Total Bullion (cost $12,870,226)		23,685,335
	Number of shares
Short-Term Investments — 0.87%
Money Market Mutual Funds — 0.87%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	1,292,612	1,292,612
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,292,612	1,292,612
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	1,292,612	1,292,612
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,292,612	1,292,612
Total Short-Term Investments (cost $5,170,448)		5,170,448

Total Value of Securities—99.80% (cost $535,416,829)		593,787,725
Receivables and Other Assets Net of Liabilities—0.20%★		1,169,923
Net Assets Applicable to 63,426,925 Shares Outstanding—100.00%		$594,957,648

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $18,805,639, which represents 3.16% of the Portfolio’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
★	Includes $591,228 cash collateral held at broker for futures contracts as of March 31, 2024.

 The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2024:
NQ- IV090 [0324] 0524 (3566327)    7

Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy   (Unaudited)
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	JPY	138,160,000	USD	(927,724)	5/23/24	$—(6,870)	$(6,870)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
311	US Treasury 5 yr Notes	$33,281,861	$33,256,604	6/28/24	$25,257	$—	$(36,443)
66	US Treasury 10 yr Notes	7,312,594	7,263,260	6/18/24	49,334	—	(5,156)
(16)	US Treasury 10 yr Ultra Notes	(1,833,750)	(1,815,835)	6/18/24	—	(17,915)	(250)
(20)	US Treasury Long Bonds	(2,408,750)	(2,361,511)	6/18/24	—	(47,239)	(5,000)
7	US Treasury Ultra Bonds	903,000	881,308	6/18/24	21,692	—	3,281
Total Futures Contracts			$37,223,826		$96,283	$(65,154)	$(43,568)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.41.V2[4] 12/20/28-Quarterly	1,782,000	5.000%	$(131,192)	$(92,653)	$(38,539)	$383
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Portfolio’s net assets.
8    NQ- IV090 [0324] 0524 (3566327)

(Unaudited)
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(2,970).
[4]	Markit's North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
Summary of abbreviations: (continued)
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBA – To be announced
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
JPY – Japanese Yen
USD – US Dollar
NQ- IV090 [0324] 0524 (3566327)    9